Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	$ 848	$ (47)	$ (177)
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability), beginning of period	(125)
Deferred tax expense (income) recognised in profit or loss	572
Increase (decrease) through net exchange differences, deferred tax liability (asset)	33
Deferred tax asset (liability), end of period	(665)	(125)
Deferred tax assets | JTAG Investments - Fair Value UBS Loss - P&L
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	517
Deferred tax asset (liability), end of period	(517)
Deferred tax assets | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	81
Increase (decrease) through net exchange differences, deferred tax liability (asset)	1
Deferred tax asset (liability), end of period	(80)
Deferred tax assets | Deferred tax offsetting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	(6,389)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(9)
Deferred tax asset (liability), end of period	6,380
Deferred tax assets | Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	5,791
Increase (decrease) through net exchange differences, deferred tax liability (asset)	8
Deferred tax asset (liability), end of period	(5,783)
Deferred tax assets | Tax benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability), beginning of period	(125)
Deferred tax expense (income) recognised in profit or loss	572
Increase (decrease) through net exchange differences, deferred tax liability (asset)	33
Deferred tax asset (liability), end of period	(665)	(125)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability), beginning of period	61
Deferred tax expense (income) recognised in profit or loss	88
Increase (decrease) through net exchange differences, deferred tax liability (asset)	27
Deferred tax asset (liability), end of period		61
Deferred tax liabilities | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	(534)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0
Deferred tax asset (liability), end of period	534
Deferred tax liabilities | Deferred tax offsetting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	6,421
Increase (decrease) through net exchange differences, deferred tax liability (asset)	40
Deferred tax asset (liability), end of period	(6,380)
Deferred tax liabilities | Assets depreciation and amortization
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability), beginning of period	61
Deferred tax expense (income) recognised in profit or loss	(415)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(18)
Deferred tax asset (liability), end of period	458	$ 61
Deferred tax liabilities | Unrealized foreign exchange gains - P&L
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	(5,384)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	4
Deferred tax asset (liability), end of period	$ 5,388